Annual Total Returns[BarChart] - ProShares Ultra MidCap400 - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	51.35%	(12.53%)	33.60%	71.38%	15.92%	(7.81%)	39.87%	30.71%	(25.66%)	50.10%